Related party payables and transactions (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure of transactions between related parties [abstract]
Schedule of related party transaction

		Transactions nine months ended September 30, 2026 $	Transactions nine months ended September 30, 2025 $	Balances outstanding September 30, 2026 $	Balances outstanding December 31, 2025 $
	Brie	88,728	110,280	30,734	–
	John Power	38,970	15,174	–	–
	David Goodman	10,000	–	–	–
	John Hiner	10,000	–	–	–
	Brian Power	10,000	–	–	–
(1)	Nemo	197,461	93,915	45,709	13,560
	Ty Minnick	71,004	34,502	7,614	–
		426,163	253,871	84,057	13,560

(1)	Includes geological services of $132,600 (2025 - $93,915) for the nine months ended September 30, 2026